Consolidated Statement of Cash Flow - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
OPERATING ACTIVITIES
Earnings from continuing operations	$ 142	$ 47	$ 314	$ 192
Adjustments for:
Depreciation	29	34	59	62
Deferred tax	(30)	(16)	(25)	(12)
Other	11	151	58	211
Pension contribution				(500)
Changes in working capital and other items	72	46	(100)	(219)
Operating cash flows from continuing operations	352	390	561	(7)
Operating cash flows from discontinued operations	451	444	661	473
Net cash provided by operating activities	803	834	1,222	466
INVESTING ACTIVITIES
Acquisitions, net of cash acquired	(1)	(5)	(28)	(5)
Proceeds from disposals of businesses and investments				10
Capital expenditures	(131)	(124)	(310)	(232)
Proceeds from disposals of property and equipment	27		27
Other investing activities	18	9	18	15
Investing cash flows from continuing operations	(87)	(120)	(293)	(212)
Investing cash flows from discontinued operations	(138)	(100)	(246)	(383)
Net cash used in investing activities	(225)	(220)	(539)	(595)
FINANCING ACTIVITIES
Proceeds from debt			1,370
Repayments of debt	(870)		(870)	(550)
Net borrowings (repayments) under short-term loan facilities	1,313	(105)	61	150
Repurchases of common shares	(359)	(294)	(359)	(578)
Other financing activities	1	11	1	16
Financing cash flows from continuing operations	(154)	(629)	(273)	(1,446)
Financing cash flows from discontinued operations	(24)	(22)	(35)	(31)
Net cash used in financing activities	(178)	(651)	(308)	(1,477)
Increase (decrease) in cash and bank overdrafts	400	(37)	375	(1,606)
Translation adjustments	(13)	3	(12)	5
Cash and bank overdrafts at beginning of period	844	800	868	2,367
Cash and bank overdrafts at end of period	1,231	766	1,231	766
Cash and bank overdrafts at end of period comprised of:
Cash and cash equivalents	879	771	879	771
Cash and cash equivalents in assets held for sale	356		356
Bank overdrafts	(4)	(5)	(4)	(5)
Cash and bank overdrafts at end of period	1,231	766	1,231	766
Supplemental cash flow information is provided in note 17.
Interest paid	(114)	(96)	(142)	(165)
Income taxes (paid) received	(33)	6	(95)	(56)
Preference shares [member]
FINANCING ACTIVITIES
Dividends paid			(1)	(1)
Number of common shares [member]
FINANCING ACTIVITIES
Dividends paid	(239)	(241)	(475)	(483)
Computer software [member]
Adjustments for:
Amortization expense	100	93	198	189
Other identifiable intangible assets [member]
Adjustments for:
Amortization expense	$ 28	$ 35	$ 57	$ 70